Document and Entity Information	12 Months Ended
Jun. 25, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 28, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Nov. 28, 2012
Document Effective Date	Nov. 28, 2012
Prospectus Date	Jun. 25, 2012